Summary of Significant Accounting Policies - Schedule of Net Product and Service Revenues by Geographical Location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 8,676,672	$ 1,257,999	¥ 6,654,893	¥ 4,244,023
Product | Mainland China
Disaggregation Of Revenue [Line Items]
Net revenues	8,014,495		6,285,247	4,080,229
Product | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	659,277		339,616	145,641
Product | Others
Disaggregation Of Revenue [Line Items]
Net revenues	2,900		30,030	18,153
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,192,752	$ 172,933	1,125,382	614,176
Service | Mainland China
Disaggregation Of Revenue [Line Items]
Net revenues	1,191,924		1,123,351	611,975
Service | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	826		¥ 2,031	¥ 2,201
Service | Others
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 2